Related Parties (in thousands)	12 Months Ended
Dec. 31, 2025
EBP INVUNION
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Related Parties (in thousands)	Related Parties (in thousands)
Certain investments in the Master Trust are shares of the short-term investment fund managed by the Trustee. Transactions with this investment qualify as party-in-interest transactions. Notes receivable from participants also qualify as party-in-interest transactions.

The Master Trust held common stock issued by the Company of $487,273 and $310,647 as of December 31, 2025 and 2024, respectively.